Accrued expenses and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Deposits	12,870,155	14,233,431
Salary and welfare	3,952,163	4,202,461
Rental fee payables of short-term lease	653,105	245,772
Internet data center fee	387,478	517,466
Liabilities for return allowance s	363,191	392,316
Accrued administrative expense s	318,012	330,093
Professional fee	122,930	255,439
Vehicle fee	114,576	170,045
Interest payable	44,449	106,663
Payable related to employees’ exercise of share-based awards	42,979	92,079
Others	1,423,642	2,257,602

Total	20,292,680	22,803,367